WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 91.9%
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 1.9%
AT&T Inc., Senior Notes	4.300%	2/15/30	$80,000	$91,853
AT&T Inc., Senior Notes	4.500%	5/15/35	360,000	421,860
AT&T Inc., Senior Notes	6.350%	3/15/40	50,000	67,662
AT&T Inc., Senior Notes	4.900%	6/15/42	150,000	180,708
AT&T Inc., Senior Notes	4.800%	6/15/44	210,000	250,368
AT&T Inc., Senior Notes	4.550%	3/9/49	310,000	361,593
AT&T Inc., Senior Notes	3.500%	9/15/53	70,000	69,418
AT&T Inc., Senior Notes	3.800%	12/1/57	130,000	133,081
AT&T Inc., Senior Notes	3.500%	2/1/61	70,000	67,140
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	70,000	107,215
Corning Inc., Senior Notes	3.900%	11/15/49	130,000	145,447
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	60,000	86,685
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	630,000	874,638

Total Diversified Telecommunication Services				2,857,668

Media - 4.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	580,000	598,125
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	110,000	144,825
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	80,000	78,357	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	354,065
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	350,000	419,764
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	80,000	77,293	(a)
Comcast Corp., Senior Notes	6.450%	3/15/37	220,000	323,682
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	243,791
Comcast Corp., Senior Notes	6.400%	5/15/38	950,000	1,403,521
Fox Corp., Senior Notes	5.476%	1/25/39	510,000	651,941
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	180,000	243,229
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	200,000	287,338

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report	1

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	$10,000	$13,708
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	61,375
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	180,000	200,010
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	410,000	609,656
Walt Disney Co., Senior Notes	6.550%	3/15/33	545,000	766,428
Walt Disney Co., Senior Notes	7.750%	12/1/45	130,000	229,289

Total Media				6,706,397

Wireless Telecommunication Services - 1.8%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	1,197,320
Sprint Corp., Senior Notes	7.875%	9/15/23	340,000	380,324
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	332,037
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	110,000	111,299
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	80,000	80,780
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	60,000	69,201
T-Mobile USA Inc., Senior Secured Notes	4.500%	4/15/50	210,000	245,229
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	210,000	272,241
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	10,000	11,545

Total Wireless Telecommunication Services				2,699,976

TOTAL COMMUNICATION SERVICES				12,264,041

CONSUMER DISCRETIONARY - 4.6%
Automobiles - 1.1%
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	400,000	401,300
General Motors Co., Senior Notes	5.400%	10/2/23	130,000	141,818
General Motors Co., Senior Notes	6.125%	10/1/25	190,000	222,699
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	228,495
General Motors Co., Senior Notes	6.750%	4/1/46	270,000	385,644
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	200,000	225,065	(b)

Total Automobiles				1,605,021

Hotels, Restaurants & Leisure - 2.1%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	550,000	545,702	(b)
Marriott International Inc., Senior Notes	3.600%	4/15/24	200,000	213,172
McDonald’s Corp., Senior Notes	4.700%	12/9/35	150,000	185,384
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	292,820
McDonald’s Corp., Senior Notes	4.450%	9/1/48	10,000	12,295
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	380,000	386,840	(b)
Sands China Ltd., Senior Notes	5.125%	8/8/25	450,000	485,105

See Notes to Schedule of Investments.

2	Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - (continued)
Sands China Ltd., Senior Notes	5.400%	8/8/28	$200,000	$221,126
Sands China Ltd., Senior Notes	4.375%	6/18/30	200,000	209,104
Sands China Ltd., Senior Notes	3.250%	8/8/31	330,000	319,097	(b)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	240,000	229,567	(b)

Total Hotels, Restaurants & Leisure				3,100,212

Household Durables - 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	250,000	290,165
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	100,000	97,582
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	200,000	252,183

Total Household Durables				639,930

Internet & Direct Marketing Retail - 0.3%
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	470,000	462,955

Specialty Retail - 0.7%
Home Depot Inc., Senior Notes	3.900%	12/6/28	590,000	675,612
Home Depot Inc., Senior Notes	3.350%	4/15/50	50,000	54,164
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	110,000	115,974	(b)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	190,000	197,450	(b)
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	90,000	87,640

Total Specialty Retail				1,130,840

TOTAL CONSUMER DISCRETIONARY				6,938,958

CONSUMER STAPLES - 3.5%
Beverages - 1.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	840,000	1,034,119
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	70,000	83,721
Coca-Cola Co., Senior Notes	4.125%	3/25/40	180,000	214,062
Coca-Cola Co., Senior Notes	4.200%	3/25/50	110,000	138,156
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	670,000	909,608	(b)

Total Beverages				2,379,666

Food Products - 0.1%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	110,000	135,132

Tobacco - 1.8%
Altria Group Inc., Senior Notes	3.800%	2/14/24	190,000	203,124
Altria Group Inc., Senior Notes	4.400%	2/14/26	410,000	460,663
Altria Group Inc., Senior Notes	4.800%	2/14/29	870,000	1,000,580
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	118,136
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	391,119

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report	3

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - (continued)
Reynolds American Inc., Senior Notes	7.000%	8/4/41	$320,000	$422,540
Reynolds American Inc., Senior Notes	5.850%	8/15/45	90,000	108,155

Total Tobacco				2,704,317

TOTAL CONSUMER STAPLES				5,219,115

ENERGY - 16.0%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	240,015

Oil, Gas & Consumable Fuels - 15.9%
Apache Corp., Senior Notes	6.000%	1/15/37	106,000	129,257
Apache Corp., Senior Notes	5.100%	9/1/40	20,000	22,425
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	98,947
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	440,000	479,760
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	20,000	21,379	(b)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	40,000	44,339	(b)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	220,000	221,001	(b)
Chevron USA Inc., Senior Notes	6.000%	3/1/41	390,000	566,075
Chevron USA Inc., Senior Notes	5.250%	11/15/43	150,000	202,466
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	600,000	647,198
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	170,000	186,119
ConocoPhillips, Senior Notes	6.500%	2/1/39	810,000	1,182,488
Continental Resources Inc., Senior Notes	4.500%	4/15/23	400,000	415,000
Continental Resources Inc., Senior Notes	4.375%	1/15/28	140,000	155,050
Devon Energy Corp., Senior Notes	5.850%	12/15/25	350,000	405,261
Devon Energy Corp., Senior Notes	4.500%	1/15/30	70,000	76,326	(b)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	399,368
Ecopetrol SA, Senior Notes	5.375%	6/26/26	540,000	587,574
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	210,000	215,250	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	560,000	588,700	(c)(d)
Energy Transfer LP, Senior Notes	4.200%	9/15/23	860,000	913,718
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	35,189
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	26,301
Energy Transfer LP, Senior Notes	5.800%	6/15/38	40,000	49,016
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	442,079
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	150,000	146,552
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	100,000	108,553

See Notes to Schedule of Investments.

4	Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	$360,000	$374,978	(d)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	240,000	280,334
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	200,000	222,603
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	140,000	166,352
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	520,000	511,132	(b)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	200,000	206,610	(b)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	2,000,000	2,859,361
MPLX LP, Senior Notes	4.800%	2/15/29	60,000	69,480
MPLX LP, Senior Notes	4.500%	4/15/38	380,000	424,745
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	980,000	991,731
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	465,000	605,197
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	120,000	128,436	(b)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	200,000	209,894	(b)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	190,000	229,481
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	280,000	312,277
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	100,000	93,225
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	300,000	309,899
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	450,000	489,983
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,005,000	955,036
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	220,173
Qatar Petroleum, Senior Notes	3.300%	7/12/51	490,000	495,890	(b)
Range Resources Corp., Senior Notes	9.250%	2/1/26	460,000	501,998
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	369,400
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	470,000	586,263
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	230,000	288,347
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	130,000	139,057
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	310,000	402,745
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	30,000	33,730
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	660,000	715,169
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	680,000	742,716
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	90,000	99,563

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report	5

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	$80,000	$92,046
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	270,000	318,223
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	47,000	65,526
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	51,574
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	934,181

Total Oil, Gas & Consumable Fuels				23,862,746

TOTAL ENERGY				24,102,761

FINANCIALS - 30.2%
Banks - 18.8%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	223,280	(b)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	250,000	295,622	(b)(c)(d)
Banco Santander SA, Senior Notes	3.848%	4/12/23	400,000	420,165
Banco Santander SA, Senior Notes	3.490%	5/28/30	200,000	215,293
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	456,363
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	70,000	74,490	(d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	160,000	189,558	(d)
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	431,907
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,409,436
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	450,000	482,496
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,060,000	1,174,618	(c)(d)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	640,000	738,999	(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	280,000	333,662	(b)(d)
BPCE SA, Subordinated Notes	5.150%	7/21/24	410,000	453,205	(b)
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	429,432
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	342,724
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	750,000	865,914
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	555,028
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	564,668
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	220,000	238,311	(b)

See Notes to Schedule of Investments.

6	Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	$450,000	$631,529
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	340,000	452,547
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,040,000	1,258,648	(b)(c)(d)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	1,780,000	1,801,479	(b)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	230,000	252,475	(b)
HSBC Holdings PLC, Junior Subordinated Notes (4.600% to 6/17/31 then 5 year Treasury Constant Maturity Rate + 3.649%)	4.600%	12/17/30	320,000	320,704	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	300,000	338,500	(c)(d)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	237,971
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	210,000	230,459
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	70,000	98,432
ING Bank NV, Subordinated Notes	5.800%	9/25/23	600,000	658,870	(b)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	300,000	306,383	(b)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	236,568	(b)
Intesa Sanpaolo SpA, Subordinated Notes	4.198%	6/1/32	200,000	205,221	(b)
Intesa Sanpaolo SpA, Subordinated Notes	4.950%	6/1/42	200,000	207,549	(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	260,000	274,657	(c)(d)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	50,000	57,468	(d)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	610,176
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	490,000	641,257
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	360,000	403,200	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	370,000	429,390	(c)(d)
NatWest Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	1,360,000	1,976,236	(c)(d)
NatWest Group PLC, Subordinated Notes	6.100%	6/10/23	1,010,000	1,096,693
NatWest Group PLC, Subordinated Notes	6.000%	12/19/23	350,000	387,916

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report	7

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	$230,000	$245,539	(d)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	480,000	532,367
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	210,000	234,032	(b)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	531,336	(b)
UniCredit SpA, Senior Notes	6.572%	1/14/22	590,000	599,602	(b)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,040,000	1,261,690	(b)(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	260,000	349,435	(d)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	571,158
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	580,000	727,215
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	110,000	129,847

Total Banks				28,191,720

Capital Markets - 5.4%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	320,000	330,480	(c)(d)
CI Financial Corp., Senior Notes	3.200%	12/17/30	350,000	363,608
CI Financial Corp., Senior Notes	4.100%	6/15/51	160,000	172,320
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	617,975
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	1,060,000	1,111,675	(b)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.125% to 7/29/22 then USD 5 year ICE Swap Rate + 5.108%)	7.125%	7/29/22	350,000	363,734	(c)(d)(e)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	280,160	(b)(d)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	40,000	57,021
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	831,587
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	917,613
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	656,470
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	820,000	1,061,258	(b)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	70,000	77,797	(b)
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	136,420
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	70,000	83,220
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	90,000	116,399

See Notes to Schedule of Investments.

8	Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
UBS AG Stamford, CT, Subordinated Notes	7.625%	8/17/22	$340,000	$360,294
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	580,000	633,160	(b)(c)(d)

Total Capital Markets				8,171,191

Consumer Finance - 0.2%
Navient Corp., Senior Notes	6.125%	3/25/24	290,000	310,880

Diversified Financial Services - 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	340,000	362,355
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	330,000	356,629
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	110,000	151,449	(b)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	150,000	161,470	(b)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	220,000	290,778	(b)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	504,692	496,491	(b)(f)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	3.460%	12/21/65	470,000	380,808	(b)(d)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	3.710%	12/21/65	270,000	225,450	(b)(d)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	392,000	406,133	(b)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	220,000	240,136	(b)

Total Diversified Financial Services				3,071,699

Insurance - 3.6%
Allianz SE, Junior Subordinated Notes (3.500% to 4/30/26 then 5 year Treasury Constant Maturity Rate + 2.973%)	3.500%	11/17/25	200,000	202,840	(b)(c)(d)
Allstate Corp., Junior Subordinated Notes (6.500% to 5/15/37 then 3 mo. USD LIBOR + 2.120%)	6.500%	5/15/57	480,000	647,638	(d)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	80,000	94,182
American International Group Inc., Senior Notes	4.750%	4/1/48	70,000	89,410
Americo Life Inc., Senior Notes	3.450%	4/15/31	80,000	80,668	(b)
Arthur J Gallagher & Co., Senior Notes	3.500%	5/20/51	70,000	75,081

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report	9

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
AXA SA, Subordinated Notes	8.600%	12/15/30	$200,000	$300,887
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	140,000	149,147
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	230,000	261,472	(b)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	621,285	(b)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	260,000	337,017	(b)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,150,000	1,479,160
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	90,000	112,902	(b)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	200,000	195,952	(b)(d)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	110,000	119,616	(b)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	400,000	604,882	(b)

Total Insurance				5,372,139

Thrifts & Mortgage Finance - 0.2%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	160,000	156,552	(a)(b)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	140,000	139,125	(a)(b)

Total Thrifts & Mortgage Finance				295,677

TOTAL FINANCIALS				45,413,306

HEALTH CARE - 8.0%
Biotechnology - 0.8%
AbbVie Inc., Senior Notes	4.550%	3/15/35	130,000	155,902
AbbVie Inc., Senior Notes	4.050%	11/21/39	740,000	851,274
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	83,063
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	62,950

Total Biotechnology				1,153,189

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	90,000	122,013
Becton Dickinson and Co., Senior Notes	4.669%	6/6/47	410,000	512,582

Total Health Care Equipment & Supplies				634,595

Health Care Providers & Services - 5.7%
Centene Corp., Senior Notes	4.250%	12/15/27	100,000	104,790
Centene Corp., Senior Notes	4.625%	12/15/29	360,000	392,778
Centene Corp., Senior Notes	3.375%	2/15/30	500,000	518,275

See Notes to Schedule of Investments.

10	Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
Cigna Corp., Senior Notes	4.125%	11/15/25	$340,000	$377,960
Cigna Corp., Senior Notes	4.800%	8/15/38	340,000	416,446
CVS Health Corp., Senior Notes	4.100%	3/25/25	940,000	1,031,690
CVS Health Corp., Senior Notes	4.300%	3/25/28	540,000	616,471
CVS Health Corp., Senior Notes	2.125%	9/15/31	200,000	196,649
CVS Health Corp., Senior Notes	4.780%	3/25/38	570,000	699,575
CVS Health Corp., Senior Notes	5.125%	7/20/45	340,000	438,726
CVS Health Corp., Senior Notes	5.050%	3/25/48	560,000	722,098
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	100,000	117,439
DH Europe Finance II Sarl, Senior Notes	3.400%	11/15/49	10,000	10,824
HCA Inc., Senior Secured Notes	4.125%	6/15/29	210,000	234,739
HCA Inc., Senior Secured Notes	5.125%	6/15/39	110,000	136,636
HCA Inc., Senior Secured Notes	5.500%	6/15/47	220,000	285,755
HCA Inc., Senior Secured Notes	5.250%	6/15/49	350,000	447,495
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	128,879
Humana Inc., Senior Notes	4.800%	3/15/47	150,000	190,261
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	80,000	81,033
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	80,000	81,872
Magellan Health Inc., Senior Notes	4.900%	9/22/24	690,000	759,000
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	170,000	204,960
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	160,000	177,087
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	140,000	154,719

Total Health Care Providers & Services				8,526,157

Pharmaceuticals - 1.1%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	80,000	76,017	(b)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	80,000	74,722	(b)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	910,000	1,009,035
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	250,000	336,439
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	219,000
Zoetis Inc., Senior Notes	4.700%	2/1/43	30,000	38,229

Total Pharmaceuticals				1,753,442

TOTAL HEALTH CARE				12,067,383

INDUSTRIALS - 9.0%
Aerospace & Defense - 4.0%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	520,000	558,897	(b)
Avolon Holdings Funding Ltd., Senior Notes	3.950%	7/1/24	140,000	148,700	(b)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	530,000	570,302	(b)
Boeing Co., Senior Notes	2.800%	3/1/24	320,000	332,980

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report	11

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense - (continued)
Boeing Co., Senior Notes	2.196%	2/4/26	$180,000	$181,367
Boeing Co., Senior Notes	3.100%	5/1/26	1,400,000	1,480,456
Boeing Co., Senior Notes	3.250%	2/1/28	370,000	391,083
Boeing Co., Senior Notes	5.705%	5/1/40	210,000	267,188
Boeing Co., Senior Notes	5.805%	5/1/50	140,000	186,944
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	200,000	216,035
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	260,000	321,291
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	40,000	49,654
Northrop Grumman Corp., Senior Notes	7.875%	3/1/26	870,000	1,103,470	(b)
Raytheon Technologies Corp., Senior Notes	4.625%	11/16/48	110,000	139,729

Total Aerospace & Defense				5,948,096

Airlines - 1.8%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	110,000	115,775	(b)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	110,000	118,663	(b)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	540,000	553,121
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	150,000	152,869
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	260,000	303,324	(b)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	320,000	342,494	(b)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	180,000	200,811	(b)
Southwest Airlines Co., Senior Notes	4.750%	5/4/23	510,000	543,059
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	190,000	222,339
United Airlines Pass-Through Trust	4.875%	1/15/26	196,192	208,059

Total Airlines				2,760,514

Building Products - 0.1%
Carrier Global Corp., Senior Notes	3.577%	4/5/50	100,000	106,430

Commercial Services & Supplies - 0.4%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	110,000	124,923
Waste Connections Inc., Senior Notes	4.250%	12/1/28	480,000	551,763

Total Commercial Services & Supplies				676,686

Construction & Engineering - 0.7%
Vinci SA, Senior Notes	3.750%	4/10/29	890,000	994,446	(b)

Industrial Conglomerates - 0.3%
General Electric Co., Senior Notes	6.750%	3/15/32	200,000	273,814
General Electric Co., Senior Notes	6.875%	1/10/39	94,000	140,263

Total Industrial Conglomerates				414,077

See Notes to Schedule of Investments.

12	Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	$220,000	$308,903

Professional Services - 0.4%
Equifax Inc., Senior Notes	2.350%	9/15/31	620,000	610,879

Road & Rail - 0.3%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	320,000	381,938

Trading Companies & Distributors - 0.6%
Aircastle Ltd., Senior Notes	5.250%	8/11/25	630,000	704,629	(b)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	180,000	201,806	(b)

Total Trading Companies & Distributors				906,435

Transportation Infrastructure - 0.2%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	350,000	369,942	(b)

TOTAL INDUSTRIALS				13,478,346

INFORMATION TECHNOLOGY - 3.3%
Electronic Equipment, Instruments & Components - 0.3%
SYNNEX Corp., Senior Notes	1.250%	8/9/24	510,000	510,222	(b)

IT Services - 0.1%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	110,000	121,620

Semiconductors & Semiconductor Equipment - 1.2%
Broadcom Inc., Senior Notes	4.150%	11/15/30	266,000	294,888
Broadcom Inc., Senior Notes	4.300%	11/15/32	370,000	414,934
Broadcom Inc., Senior Notes	3.187%	11/15/36	14,000	13,984
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	171,439
Intel Corp., Senior Notes	4.750%	3/25/50	10,000	13,082
Intel Corp., Senior Notes	4.950%	3/25/60	60,000	84,238
Intel Corp., Senior Notes	3.200%	8/12/61	120,000	120,855
NVIDIA Corp., Senior Notes	3.500%	4/1/40	60,000	66,604
NVIDIA Corp., Senior Notes	3.500%	4/1/50	190,000	213,212
NVIDIA Corp., Senior Notes	3.700%	4/1/60	80,000	93,451
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	270,000	318,725

Total Semiconductors & Semiconductor Equipment				1,805,412

Software - 1.3%
Microsoft Corp., Senior Notes	4.250%	2/6/47	970,000	1,239,305
Oracle Corp., Senior Notes	3.950%	3/25/51	310,000	327,548
Oracle Corp., Senior Notes	4.100%	3/25/61	380,000	405,424

Total Software				1,972,277

Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc., Senior Notes	3.850%	8/4/46	340,000	398,091

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report	13

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology Hardware, Storage & Peripherals - (continued)
Dell International LLC/EMC Corp., Senior Secured Notes	8.100%	7/15/36	$120,000	$182,256
Dell International LLC/EMC Corp., Senior Secured Notes	8.350%	7/15/46	30,000	48,749

Total Technology Hardware, Storage & Peripherals				629,096

TOTAL INFORMATION TECHNOLOGY				5,038,627

MATERIALS - 5.8%
Chemicals - 1.1%
Dow Chemical Co., Senior Notes	7.375%	11/1/29	800,000	1,092,782
Ecolab Inc., Senior Notes	4.800%	3/24/30	80,000	97,225
OCP SA, Senior Notes	3.750%	6/23/31	200,000	199,892	(b)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	240,000	231,660	(b)

Total Chemicals				1,621,559

Metals & Mining - 4.3%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	500,000	551,453	(b)
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	470,000	524,635
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	50,000	67,605
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	180,000	247,642
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	340,000	346,375	(b)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	200,000	205,416	(b)
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	613,477	(b)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	150,000	192,865	(b)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	530,000	567,936	(b)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	360,000	396,137	(b)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	170,000	185,785	(b)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	70,000	66,651	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	584,562
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,531,145
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	350,000	387,954
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	50,000	48,907	(b)

Total Metals & Mining				6,518,545

Paper & Forest Products - 0.4%
Georgia-Pacific LLC, Senior Notes	7.375%	12/1/25	250,000	312,487
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	230,000	222,410

Total Paper & Forest Products				534,897

TOTAL MATERIALS				8,675,001

See Notes to Schedule of Investments.

14	Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	$130,000	$134,117
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	250,000	263,750
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	170,000	182,623
Welltower Inc., Senior Notes	4.125%	3/15/29	320,000	360,946

Total Equity Real Estate Investment Trusts (REITs)				941,436

Real Estate Management & Development - 0.3%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	280,000	360,380

TOTAL REAL ESTATE				1,301,816

UTILITIES - 2.4%
Electric Utilities - 2.4%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	210,000	267,446
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	200,000	196,919	(b)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	150,000	155,295	(c)(d)
Exelon Corp., Senior Notes	4.050%	4/15/30	120,000	136,074
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	310,000	340,345
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	830,000	1,135,905
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	100,000	110,181	(b)
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	150,000	167,957
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	20,000	18,485
Pacific Gas and Electric Co., Secured Bonds	4.950%	7/1/50	50,000	53,289
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	310,000	338,398
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	390,000	685,882

TOTAL UTILITIES				3,606,176

TOTAL CORPORATE BONDS & NOTES (Cost - $117,872,503)				138,105,530

SOVEREIGN BONDS - 4.1%
Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	35,342	13,519
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	127,826	47,196

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report	15

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Argentina - (continued)
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	$412,973	$136,099
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	1,353,938	617,429	(b)

Total Argentina				814,243

Canada - 0.7%
Province of Quebec Canada, Senior Notes, Step bond	7.970%	7/22/36	650,000	1,071,473

Chile - 0.3%
Chile Government International Bond, Senior Notes	2.550%	7/27/33	200,000	195,418
Chile Government International Bond, Senior Notes	3.100%	5/7/41	200,000	193,404

Total Chile				388,822

Colombia - 0.6%
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	870,000	919,990

Ghana - 0.2%
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	310,000	283,345	(b)

Indonesia - 0.2%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	240,000	267,854

Kenya - 0.3%
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	460,000	509,678	(b)

Mexico - 0.4%
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	204,560
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	360,000	361,739

Total Mexico				566,299

Qatar - 0.5%
Qatar Government International Bond, Senior Notes	3.375%	3/14/24	410,000	436,412	(b)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	270,000	347,931	(b)

Total Qatar				784,343

See Notes to Schedule of Investments.

16	Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	$440,000	$521,125	(b)

Uruguay - 0.1%
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	70,000	87,831

TOTAL SOVEREIGN BONDS (Cost - $5,675,245)				6,215,003

MUNICIPAL BONDS - 1.2%
California - 0.8%
Los Angeles County, CA Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America Bonds	7.618%	8/1/40	650,000	1,067,478
University of California Revenue, Taxable, General Series AG	4.062%	5/15/33	150,000	158,963	(g)

Total California				1,226,441

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	170,000	197,527

Illinois - 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	310,000	382,903

TOTAL MUNICIPAL BONDS (Cost - $1,567,915)				1,806,871

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.9%
U.S. Government Obligations - 0.9%
U.S. Treasury Bonds	1.625%	11/15/50	50,000	44,936
U.S. Treasury Bonds	2.375%	5/15/51	10,000	10,675
U.S. Treasury Notes	0.375%	9/15/24	250,000	248,945
U.S. Treasury Notes	0.750%	8/31/26	330,000	326,520
U.S. Treasury Notes	1.250%	9/30/28	490,000	487,971
U.S. Treasury Notes	1.250%	8/15/31	190,000	185,413

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,305,364)				1,304,460

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost - $143,068)	3.315%		5,725	135,253	(d)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $126,564,095)				147,567,117

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report	17

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $2,155,964)	0.010%	2,155,964	$2,155,964	(h)

TOTAL INVESTMENTS - 99.6% (Cost - $128,720,059)			149,723,081
Other Assets in Excess of Liabilities - 0.4%			648,329

TOTAL NET ASSETS - 100.0%			$150,371,410

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2021, the total market value of investments in Affiliated Companies was $2,155,964 and the cost was $2,155,964 (Note 2).

Abbreviation(s) used in this schedule:

GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

See Notes to Schedule of Investments.

18	Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2021

At September 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	45	12/21	$9,908,773	$9,902,461	$(6,312)
U.S. Treasury 10-Year Notes	43	12/21	5,741,726	5,659,203	(82,523)
U.S. Treasury Ultra Long-Term Bonds	45	12/21	8,904,697	8,597,813	(306,884)

					(395,719)

Contracts to Sell:
U.S. Treasury 5-Year Notes	8	12/21	987,572	981,937	5,635
U.S. Treasury Long-Term Bonds	111	12/21	18,033,894	17,673,282	360,612

					366,247

Net unrealized depreciation on open futures contracts					$(29,472)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2021 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end diversified investment company. The Fund’s primary investment objective is to seek a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of debt securities. To a lesser extent, the Fund may also invest in privately placed debt securities and in certain equity securities. Capital appreciation is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When

20

Notes to Schedule of Investments (unaudited) (continued)

determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

21

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$138,105,530	—	$138,105,530
Sovereign Bonds	—	6,215,003	—	6,215,003
Municipal Bonds	—	1,806,871	—	1,806,871
U.S. Government & Agency
Obligations	—	1,304,460	—	1,304,460
Preferred Stocks	—	135,253	—	135,253

Total Long-Term Investments	—	147,567,117	—	147,567,117

Short-Term Investments†	$2,155,964	—	—	2,155,964

Total Investments	$2,155,964	$147,567,117	—	$149,723,081

Other Financial Instruments:
Futures Contracts††	$366,247	—	—	$366,247

Total	$2,522,211	$147,567,117	—	$150,089,328

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$395,719	—	—	$395,719

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

22

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,547,168	$15,257,061	15,257,061	$14,648,265	14,648,265

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$163	—	$2,155,964

23